Property, Plant and Equipment - Summary of Property Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Buildings and Other Outside Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10-20 years
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5-10 years
Office Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Laboratory Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3-10 years
Office Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
IT Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years